Related Party Transactions (Details) - Equity Method Investee [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Product costs	$ 304	$ 236	$ 226
Accounts payable	36	18
OperatingFeesAndCostsBilledToThirdParty	$ 103	$ 75	$ 67